Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATIGN ACTIVITIES
Net loss	$ (11,738)	$ (13,162)	$ (10,594)
Adjustments for:
Depreciation	9	9	3
Stock-based compensation	1,748	3,011	3,814
Issued stock for service fee		1,330	101
Amortization and others	258	556	0
Changes in non-cash operating balances:
Accounts receivable and other receivables	(1)	(4)	73
Security deposit		12	(16)
Prepaid expense	(180)	(18)	(1)
Inventory	(11)	17	(25)
Employee deposit of overpayment	50	0	0
Accounts payable and accrued liabilities	(172)	819	(1,156)
Net cash used in operating activities	(10,037)	(7,430)	(7,801)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment	(13)	0	(36)
Net cash flows used in investing activities	(13)	0	(36)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from the issuance of share capital	8,687	5,000	14,932
Repayment of operating lease and financing obligation	(265)	(277)	0
Net cash provided from financing activities	8,422	4,723	14,932
Net (decrease) increase in cash and cash equivalents	(1,628)	(2,707)	7,095
CASH AT BANK
Beginning of year	5,239	7,946	851
End of year	3,611	5,239	7,946
SUPPLEMENTAL DISCLOSURE
Income taxes paid	0	0	0
Interest paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Shares and warrants issued on connection with convertible notes	$ 0	$ 0	$ 0